Stockholders' equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			1 Months Ended
	Mar. 31, 2012 Vale and Vale P - 2012	Mar. 31, 2012 Vale and Vale P - 2012 Common stock	Mar. 31, 2012 Vale and Vale P - 2012 Preferred class A stock (including twelve golden shares)	Apr. 30, 2012 Vale - 2012 BRLpershare	Nov. 30, 2011 Vale - 2012 BRLpershare	Sep. 30, 2011 Vale - 2012 BRLpershare	Apr. 30, 2011 Vale - 2012 BRLpershare	Jan. 31, 2011 Vale - 2012 BRLpershare	Apr. 30, 2012 Vale P - 2012 BRLpershare	Nov. 30, 2011 Vale P - 2012 BRLpershare	Sep. 30, 2011 Vale P - 2012 BRLpershare	Apr. 30, 2011 Vale P - 2012 BRLpershare	Jan. 31, 2011 Vale P - 2012 BRLpershare
Vale issued mandatory convertible notes
Mandatory convertible notes, date emission	July/2009
Mandatory convertible notes, date, Expiration	June/2012
Mandatory convertible notes value, gross	$ 942
Mandatory convertible notes value, net of charges	934
Mandatory convertible notes, coupon (as a percent)	6.75%
Funds linked to future mandatory conversion
Maximum amount of action (in shares)		18,415,859	47,284,800
Maximum amount of action, Value		$ 293	$ 649
Additional remuneration paid to holders of the mandatorily convertible notes (in dollars per share)				2.791486	1.657454	1.806046	0.985344	0.462708	3.228658	1.917027	2.088890	1.139659	0.535173